Provisions - Summary of Status of Retirement Indemnity Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount recognized in the statement of financial position
Present value of the obligation	$ 138.9	$ 139.1	$ 139.1	$ 152.4	$ 138.9	$ 139.1
Benefit obligation at January 1	138.9	139.1
Fair value of plan assets at January 1	79.4	81.2
Fair value of plan assets	(79.4)	(81.2)	(81.2)	(89.7)	(79.4)	(81.2)
Deficit (surplus) of funded plans				62.7	59.5	57.9
Net liability (asset) recognized in the statement of financial position	59.5	57.9	73.9	$ 62.7	$ 59.5	$ 57.9
Current service cost	3.1	4.4	5.7
Interest cost	1.1	1.3	1.2
Effects of curtailments/settlements		(5.7)	(6.9)
Net periodic expense (profit)	4.2
Net liability at January 1	59.5	57.9	73.9
Expense as above	4.2
Actuarial (gains)/losses recognized in other comprehensive income	(6.0)	9.2	3.8
Contributions paid	(0.3)	(1.4)	(10.0)
Benefits paid by the Company	(1.8)	(1.5)	(3.0)
Consolidation scope entries and changes in exchange rate	7.1	(4.7)	(6.8)
Other	0.0	0.0	0.0
Net liability at December 31	62.7	59.5	57.9
Benefit obligation at December 31	152.4	138.9	139.1
Fair value of plan assets at December 31(c)	89.7	79.4	81.2
Discount rate(d)				1.50%	1.50%	2.00%
Average rate of increase in future compensation(e)				2.42%	2.41%	2.84%
Present value of defined benefit obligation [member]
Amount recognized in the statement of financial position
Present value of the obligation	138.9	139.1	155.2	$ 152.4	$ 138.9	$ 139.1
Benefit obligation at January 1	138.9	139.1	155.2
Current service cost	3.1	4.4	5.7
Interest cost	3.3	4.0	4.2
Effects of curtailments/settlements		(5.7)	(6.9)
Actuarial (gains)/losses recognized in other comprehensive income	(2.2)	19.2	4.3
Contributions paid		0.3	0.4
Past service cost	0.0	0.0	0.0
Benefits paid by the Company	(5.7)	(2.8)	(12.9)
Consolidation scope entries and changes in exchange rate	15.0	(19.6)	(10.9)
Other	0.0	0.0	0.0
Benefit obligation at December 31	152.4	138.9	139.1
Plan assets [member]
Amount recognized in the statement of financial position
Fair value of plan assets at January 1	79.4	81.2	81.3
Fair value of plan assets	(79.4)	(81.2)	(81.3)	$ (89.7)	$ (79.4)	$ (81.2)
Interest cost	2.2	2.7	3.0
Actuarial (gains)/losses recognized in other comprehensive income	3.8	10.0	0.5
Contributions paid	0.3	1.7	10.4
Benefits paid by the Company	(3.9)	(1.3)	(9.9)
Consolidation scope entries and changes in exchange rate	7.9	(14.9)	(4.1)
Other	0.0	0.0	0.0
Fair value of plan assets at December 31(c)	$ 89.7	$ 79.4	$ 81.2